Label	Element	Value
PROFUND VP TELECOMMUNICATIONS
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001039803_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN UNDERLYING INDEX

ProFund VP Telecommunications

Supplement dated September 28, 2018

to each Fund’s Summary Prospectus and Statutory Prospectus

dated May 1, 2018, each as supplemented or amended

After the close of business on September 28, 2018, the Fund began using a new underlying index. All references to the Fund’s former index are hereby removed.

The following supplements or replaces the corresponding information in the Fund’s Summary and Statutory Prospectus:

Fund	New Index Name	New Index Description
ProFund VP Telecommunications	Dow Jones U.S. Select TelecommunicationsSM Index

The Dow Jones U.S. Select Telecommunications Index (the “Index”) measures the telecommunications sector of the U.S. equity market. Component companies include regional and long-distance carriers; cellular, satellite and paging service providers; producers of equipment including satellites, mobile telephones, fiber optics, switching devices, teleconferencing equipment and connectivity devices for computers. As of July 31, 2018, the Index included companies with capitalizations between $3.1 billion and $424.8 billion. The average capitalization of the companies comprising the Index was approximately $97.2 billion. The Index is published under the Bloomberg ticker symbol “DJSTEL.”

Risk/Return [Heading]	rr_RiskReturnHeading	PROFUND VP TELECOMMUNICATIONS
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As of July 31, 2018, the Index was concentrated in the telecommunications, information technology and consumer discretionary industry groups.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of July 31, 2018, the Index was concentrated in the telecommunications, information technology and consumer discretionary industry groups.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Consumer Discretionary Industry Risk — The Fund is subject to risks faced by companies in the consumer discretionary industry to the same extent as the Index is so concentrated, including: the fact that securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes, which can affect the success of consumer products.

Information Technology Industry Risk — The Fund is subject to risks faced by companies in the information technology industry to the same extent as the Index is so concentrated. Securities of information technology companies may be subject to greater volatility than stocks of companies in other market sectors. Like other technology companies, information technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Information technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.  A small number of companies represent a large portion of the information technology industry as a whole. The Fund is also subject to risks faced by companies in the internet software and services industry group to the same extent as the Index is so concentrated.

Media Industry Risk — The Fund is subject to the risks faced by companies in the media industry, which may include, among others, telecommunications, publishing, and entertainment companies, to the same extent as the Index is so concentrated, including: intense competition, particularly in formulation products and services using new technologies; the cyclical nature of revenues and earnings; a potential decrease in the discretionary income of targeted consumers; changing consumer tastes and interests; strong market reactions to technological developments; potential increases in state and federal government regulation; rapid obsolescence of products and services. The media industry may also be affected by risks that affect the broader consumer discretionary industry.

Software and Services Industry Risk — The Fund is subject to the risks faced by companies in the software and services industry to the same extent as the Index is so concentrated, including: competitive pressures, such as aggressive pricing (including fixed- rate pricing), technological developments (including product-specific technological change), changing domestic demand, and the ability to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The software and services industry may also be affected by risks that affect the broader information technology industry.

Telecommunication Services Industry Risk — The Fund is subject to risks faced by companies in the telecommunications services industry to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. The Fund is also subject to risks faced by companies in the diversified telecommunication services group to the same extent as the Index is so concentrated.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	After the close of business on September 28, 2018, the Fund’s underlying index changed from the Dow Jones U.S. Telecommunications Index to the Dow Jones U.S. Select Telecommunications Index. This change was made in order to match the Fund’s underlying index to its investment objective.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this supplement for future reference.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2017
PROFUND VP TELECOMMUNICATIONS | S&P 500®
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.79%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.50%	[1]
PROFUND VP TELECOMMUNICATIONS | Dow Jones U.S. Telecommunications℠ Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.28%)	[1]
5 Years	rr_AverageAnnualReturnYear05	8.38%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.83%	[1]
PROFUND VP TELECOMMUNICATIONS | Dow Jones U.S. Select Telecommunications Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.86%)	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	6.70%	[1],[2]
10 Years	rr_AverageAnnualReturnYear10	3.11%	[1],[2]
PROFUND VP TELECOMMUNICATIONS | PROFUND VP TELECOMMUNICATIONS
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.12%)
5 Years	rr_AverageAnnualReturnYear05	6.38%
10 Years	rr_AverageAnnualReturnYear10	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 22, 2001

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.
[2]	After the close of business on September 28, 2018, the Fund's underlying index changed from the Dow Jones U.S. Telecommunications Index to the Dow Jones U.S. Select Telecommunications Index. This change was made in order to match the Fund's underlying index to its investment objective.